Operating Leases - Supplemental Disclosures (Details)	Dec. 31, 2021	Dec. 31, 2020
Supplemental disclosures about leases
Weighted average remaining lease term (in years)	5 years	5 years
Weighted average discount rate	4.26%	4.27%